Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 4.9	$ 5.3	$ 5.7
Estimated amortization expense, year ended March 31, 2025	3.3
Estimated amortization expense, year ended March 31, 2026	3.0
Estimated amortization expense, year ended March 31, 2027	3.0
Estimated amortization expense, year ended March 31, 2028	2.7
Estimated amortization expense, year ended March 31, 2029	2.1
LIONS GATE ENTERTAINMENT CORP [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	155.1	$ 142.3	$ 140.2
Estimated amortization expense, year ended March 31, 2025	165.0
Estimated amortization expense, year ended March 31, 2026	152.6
Estimated amortization expense, year ended March 31, 2027	142.6
Estimated amortization expense, year ended March 31, 2028	133.8
Estimated amortization expense, year ended March 31, 2029	$ 125.7